Vanguard Institutional Intermediate-Term Bond Fund Shareholder Fees - Institutional Prospectus [Member] - Vanguard Institutional Intermediate-Term Bond Fund - Institutional Plus Shares	Sep. 30, 2025
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.00%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%